Revenue Recognition - Contract Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2019		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Trade receivables, net	$ 12,105		$ 13,121		$ 12,645	$ 12,645
Contract assets, net - current portion	10,952	[1]	13,452	[1]	14,197
Contract assets, net - long-term portion	12,600	[2]	16,154	[2]	10,377
Deferred revenue	$ 13,309		$ 13,060		$ 12,892	$ 13,871

[1]	Amount is included in Prepaid and other current assets in the unaudited condensed consolidated balance sheets.
[2]	Amount is included in Other assets in the unaudited condensed consolidated balance sheets.